Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents in national currency	R$ 388,622	R$ 444,212
Cash and cash equivalents in foreign currency	223,528	20,643
Reverse repurchase agreements* (90 days)	719,498	35,591
Total of cash and cash equivalents	R$ 1,331,648	R$ 500,446	R$ 2,154,687	R$ 3,114,789